Borrowings - Convertible Promissory Notes Payable - (Details) - USD ($)			12 Months Ended
	Dec. 03, 2019	Dec. 16, 2016	Dec. 31, 2020	Dec. 31, 2021
Debt Instrument [Line Items]
Conversion of Convertible Notes payable to Series A preferred stock			$ 1,062,983
Convertible Debt
Debt Instrument [Line Items]
Convertible notes payables outstanding			0	$ 0
Conversion of Convertible Notes payable to Series A preferred stock			818,000
Convertible Debt | Investor
Debt Instrument [Line Items]
Proceeds from issuance of convertible promissory note		$ 100,000
Amount of warrant to purchase stock		$ 50,000
Interest rate per annum		5.00%
Term for conversion after consummation of a Non-Qualified Financing		30 days
Proceeds from issuance of preferred stock under qualified financing			2,000,000.00
Conversion of Convertible Notes payable to Series A preferred stock			$ 118,000
Number of shares issued upon conversion			68,203
Convertible Debt | Customer
Debt Instrument [Line Items]
Proceeds from issuance of convertible promissory note	$ 700,000
Interest rate per annum	0.00%			5.00%
Proceeds from issuance of preferred stock under qualified financing			$ 3,000,000.00
Number of shares issued upon conversion			89,859